Share-based payments (Tables)	12 Months Ended
Dec. 31, 2020
Share-based payments
Schedule of share-based compensation expenses recognized

	For the year ended
	December31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
—Cost of revenue	—	2,294	6,904
—Research and development expenses	—	29,206	26,635
—Selling and marketing expenses	—	25,916	21,049
—General and administrative expenses	7,751	18,948	35,064
Total	7,751	76,364	89,652

Value of employee's services (Note 7)	7,751	62,315	74,980
Value of non-employee's services	—	14,049	14,672
Total	7,751	76,364	89,652

Schedule of movements in the number of share options

	Number of share options
	For the year ended
	December 31,
	2018	2019	2020
At the beginning of the year	19,515,600	24,541,500	24,470,325
Granted	8,597,400	2,431,000	—
Forfeited	(3,571,500)	(2,502,175)	(5,010,331)
At the end of the year	24,541,500	24,470,325	19,459,994

Schedule of share options outstanding

						Number of
						share options
	Expiry	Exercise		Fair value		At December 31,
Grant Year	Year	price		of options		2019	2020
2017	2027	RMB	1.33	RMB	0.62	2,900,900	2,457,563
2017	2027	RMB	2.00	RMB	0.52	12,169,225	9,917,653
2018	2028	RMB	52.00	RMB	26.00	7,219,200	5,681,108
2019	2029	RMB	52.00	RMB	23.42	2,181,000	1,403,670
						24,470,325	19,459,994

Schedule of key assumptions of the share option

	November 7,	November 8,	June 1,
Date of grant	2017	2018	2019
Discount rate	24.0%	17.0%	17.0%
Risk‑free interest rate	4.0%	4.0%	3.0%
Volatility	52.0%	51.0%	46.0%
Dividend yield	0.0%	0.0%	0.0%

Schedule of movements in the number of restricted share units

	Number of restricted share units
	For the year ended December 31,
	2019	2020

At the beginning of the year	—	2,306,000
Granted	2,377,000	470,000
Vested	—	(424,256)
Forfeited	(71,000)	(600,042)
At the end of the year	2,306,000	1,751,702

Schedule of key assumptions of the restricted share units

Date of grant	September 10, 2019	January 2,2020	April 2, 2020	July 2, 2020
Discount rate	15.0%	Not applicable	Not applicable	Not applicable
Risk-free interest rate	3.0%	3.0%	2.0%	3.0%
Volatility	44.0%	43.0%	46.0%	49.0%
Dividend yield	0.0%	0.0%	0.0%	0.0%